Note 4 - Securities Available for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Sale of Debt Securities, Available-for-sale	$ 0	$ 0	$ 0
Debt Securities, Available-for-sale, Realized Gain (Loss), Total	$ 0	$ 0	$ 0